Accounting Rules and Methods (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Summary of Details of the Company's Subsidiary	Details of the Company’s subsidiary as of December 31, 2019 are as follows:
	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Fully consolidated

Summary of Accounting Policy for Exchange Rates
Exchange rate (USD per EUR)	December 31, 2017	December 31, 2018	December 31, 2019
Weighted average rate	1.1293	1.1815	1.1196
Closing rate	1.1993	1.1450	1.1234

Disclosure Of Significant Accounting Policies [Line Items]
Disclosure of Statement of Cash Flow

The statement of cash flow for the financial year ended December 31, 2018 has been amended as compared to the information published in the consolidated financial statements as of December 31, 2018 in order to take into account a classification error considered to be non-significant: the line "acquisition of property, plant and equipment" (investment activities) in the consolidated statement of cash flow included an amount of fixed assets payables not yet paid of €8,587 thousand, which should not have been included in this line but in "Increase (decrease) in trade and other payables" (operating activities).

(Amounts in thousands of euros)	2018 published as of 12/31/2018	2018 amended as of 12/31/2019
Increase (decrease) in trade and other payables	8,579	(8)
Change in working capital	(407)	(8,994)
Net cash flow used in operating activities	(39,270)	(47,857)
Acquisition of property, plant and equipment	(14,222)	(5,635)
Net cash flow used in investing activities	(15,037)	(6,450)

Summary of Geographical Segment Information

Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
France	178	72	105
United States	—	—	969
Total	178	72	1,074

Non-current assets (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
France	3,332	4,912	9,616
United States	127	11,975	26,629
Total	3,459	16,887	36,245

IFRS 16 [member]
Disclosure Of Significant Accounting Policies [Line Items]
Schedule of Lease Liability After Adoption of IFRS16

The gap between the off-balance sheet commitments disclosed in note 8 of the consolidated financial statements as of December 31, 2018 and the lease liability recognized as of January 1, 2019 in accordance with IFRS 16 (see note 4.10) can be explained as follows:

(Amounts in thousands of euros)
Operating lease commitment as lessee (December 31, 2018)	8,268
Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease) – see note 4.10)	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	7,734